CASH (Tables)	12 Months Ended
Dec. 31, 2025
Cash [abstract]
Schedule of Cash in the Consolidated Statements of Financial Position
	As of December 31, 2025	As of December 31, 2024
	USD	USD
Cash at banks	1,511,760	765,099
Cash in transit	-	71,808
Cash in the consolidated statements of financial position	1,511,760	836,907

Schedule of Cash in the Consolidated Statements of Cash Flows
	2025	2024
	USD	USD
Cash in the consolidated statements of cash flows	1,511,760	836,907